UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                --------------

Check here if Amendment [_]; Amendment Number: _____
   This Amendment (Check only one.): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC Fundamental LLC
Address:          747 Third Avenue
                  27th Floor
                  New York, NY  10017

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
Title:            Member
Phone:            (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                 New York, NY          May  , 2007
------------------------     -------------------------    -----------
    [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              45
                                            ------------------

Form 13F Information Table Value Total:              $37,022
                                            ------------------
                                                (thousands)


List of Other Included Managers:

                                            NONE

                                                      SC FUNDAMENTAL LLC
                                                           FORM 13F
                                                FOR QUARTER ENDED March 31, 2008

                                                                                   ITEM 6:
                                                                            INVESTMENT DISCRETION
                                                                                     (b)                                ITEM 8:
                                                                                   Shares                               VOTING
                                                   ITEM 4:      ITEM 5:              as              ITEM 7:       AUTHORITY SHARES
                         ITEM 2:   ITEM 3:         Fair         Shares or          Define     (c)   Managers
       ITEM 1:          Title of   Cusip           Market       Principal     (a)    in      Shared    See         (a)    (b)    (c)
    Name of Issuer       Class     Number          Value        Amount        Sole Instr.V   Other  Instr.V       Sole  Shared  None
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
Abitibiowater Inc        Common    003687100      291,766     22,600 SH       22,600  --      --       --        22,600    --    --
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Ambase Corp.             Common    023164106       75,352    203,653 SH      203,653  --      --       --       203,653    --    --
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Berkeley Tech Inc.       Sponsored
                          ADR      08437M107      125,186    250,372 SH      250,372  --      --       --       250,372    --    --
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Bimini Capital Mgt       Common    090319104       34,819    112,684 SH      112,684  --      --       --       112,684    --    --
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Capital Southwest
 Corporation             Common    140501107    3,063,678     24,763 SH       24,763  --      --       --        24,763    --    --
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Captial Gold Corp        Common    14018Y106    1,496,616  2,064,298 SH    2,064,298  --      --       --      2,064,298   --    --
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Capital Gold Corp        Common    14018Y106       82,079    250,000 War-
                                                                     rants   250,000  --      --       --       250,000    --    --
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Centerline Holding Co.   Common    15188T108    1,288,530    317,372 SH      317,372  --      --       --       317,372    --    --
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CGX Energy Inc           Common    125405100      521,864    191,498 SH      191,498  --      --       --       191,498    --    --
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Chaus Bernard            Common    162510200       94,513    185,320 SH      185,320  --      --       --       185,320    --    --
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Chief Consolidated
 Mining Co.              Common    168628105       79,854    266,180 SH      266,180  --      --       --       266,180    --    --
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Coalcorp Mining Inc      Common    190135103      238,439     99,063 SH       99,063  --      --       --        99,063    --    --
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Coalcorp Mining Inc      Common    190135103        2,065     41,429 War-
                                                                     rants    41,429  --      --       --        41,429    --    --
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Colombia Goldfields      Common    195305107          407        452 SH          452  --      --       --           452    --    --
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Defiant Resources Corp   Common    24477C107      557,507    307,588 SH      307,588  --      --       --       307,588    --    --
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Delphi Financial
 Group Inc.              Common    247131105   16,006,523    547,606 SH      547,606  --      --       --       547,606    --    --
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Dundee Precious
 Metals Inc              Common    265269209      742,175    113,000 SH      113,000  --      --       --       113,000    --    --
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Excapsa Software Inc     Common    30066E107      647,730  3,263,125 SH    3,263,125  --      --       --      3,263,125   --    --
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Gold Hawk Res Inc        Common    38060Q109       90,294    226,000 SH      226,000  --      --       --       226,000    --    --
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Handelman co.            Common    410252100       21,946     91,440 SH       91,440  --      --       --        91,440    --    --
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Heico Corp               Common
                         - Class A 422806208    2,237,365     57,032 SH       57,032  --      --       --        57,032    --    --
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Hollinger Inc            Common    43556C606       13,828     94,604 SH       94,604  --      --       --        94,604    --    --
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Isle Capri Casinos Inc.  Common    464592104      555,555     77,700 SH       77,700  --      --       --        77,700    --    --
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Jura Energy              Common    480272105        6,183     16,270 SH       16,270  --      --       --        16,270    --    --
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Liberty Homes Inc.       Common
                         - Class A 530582204       47,731     19,888 SH       19,888  --      --       --        19,888    --    --
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Liberty Homes Inc.       Common
                         - Class B 530582303       35,979      9,040 SH        9,040  --      --       --         9,040    --    --
------------------------------------------------------------------------------------------------------------------------------------
Limoneira Co             Common    532746104       99,440        452 SH          452  --      --       --           452    --    --
------------------------------------------------------------------------------------------------------------------------------------
Loon Energy Inc          Common    543921100      712,317  1,179,000 SH    1,179,000  --      --       --      1,179,000   --    --
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Mcrae Industries         Common    582757209      150,200      8,994 SH        8,994  --      --       --         8,994    --    --
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MDU Communication
 Int'l Inc               Common    582828109      570,307  1,267,348 SH    1,267,348  --      --       --      1,267,348   --    --
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Medoro Resources Ltd     Common    58503R209       70,144    158,202 SH      158,202  --      --       --       158,202    --    --
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National Atlantic
 Holdings                Common    63253Y107    1,381,068    232,503 SH      232,503  --      --       --       232,503    --    --
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Nevsun Resources Ltd     Common    64156L101      738,891    428,390 SH      428,390  --      --       --       428,390    --    --
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Next Inc.                Common    65336T104       11,752     90,400 SH       90,400  --      --       --        90,400    --    --
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Oakwood Homes            Common    674098207           46     23,142 SH       23,142  --      --       --        23,142    --    --
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Petrofalcon Corp         Common    716474101      732,265    791,000 SH      791,000  --      --       --       791,000    --    --
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Quanta Capital
 Holdings                Common    B0147K9 US   2,571,043  1,486,152 SH    1,486,152  --      --       --      1,486,152   --    --
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Rusoro Mining            Common    782227102      198,210    135,602 SH      135,602  --      --       --       135,602    --    --
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Shermen WSC              Common    824197115        6,581     50,624 War-
 Acquisition                                                         rants    50,624  --      --       --        50,624    --    --
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Sielox                   Common    82620E107      154,584    618,336 SH      618,336  --      --       --       618,336    --    --
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Silk Road Resources      Common    827101106       55,132     83,200 SH       83,200  --      --       --        83,200    --    --
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Simon Worldwide Inc.     Common    828815100       38,870     90,396 SH       90,396  --      --       --        90,396    --    --
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Sunridge Gold Corp       Common    86769Q102      354,567    316,397 SH      316,397  --      --       --       316,397    --    --
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Transworld Corp          Common    89336R207      817,432    212,320 SH      212,320  --      --       --       212,320    --    --
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Truestar Petroleum
 Corp                    Common    897867107        1,854     95,138 SH       95,138  --      --       --        95,138    --    --
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                                               37,022,689
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